Contingent and Deferred Consideration Payable (Tables)	3 Months Ended
Mar. 31, 2025
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent Consideration Payable

Contingent consideration payable is comprised of the following balances:

Balance as of December 31, 2024	$8,395
Payments made during the period	(6,476)
Additions in the period	—
Fair value loss and other	(38)
Balance as of March 31, 2025	$1,881
Current	$1,856
Non-current	$25